Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in goodwill [abstract]
Measurement period, cash flow projections	5 years
Cost to sell as a percentage of fair value, goodwill	2.50%	2.50%
Goodwill impairment	$ 0	$ 556,440